Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments

10. Commitments and Contingencies

Leases

In January 2020, Private Histogen entered into a long-term operating lease with San Diego Sycamore, LLC (“Sycamore”) for its headquarters that includes office and laboratory space. The lease commenced on March 1, 2020 and expires on August 31, 2031, with no options to renew or extend. The lease was accounted for as a modification of Private Histogen’s existing lease with Sycamore as the lease agreement did not grant Private Histogen an additional right-of-use asset.

The terms of the lease agreement include six months of rent abatement at lease commencement and a tenant improvement allowance of up to $2.2 million. The tenant improvements are required to be permanently affixed to the leased office and laboratory space and do not constitute leasehold improvements of the Company. During the construction period of the tenant improvements, the lease agreement requires the Company to relocate its operations to a similar Sycamore property whereby monthly rent is substantially reduced for the duration of the construction period. The lease is subject to additional variable charges for common area maintenance, insurance, taxes and other operating costs. At lease commencement, the Company recognized a right-of-use asset and operating lease liability totaling approximately $4.5 million. The Company used a discount rate based on its estimated incremental borrowing rate to determine the right-of-use asset and operating lease liability amounts to be recognized. The Company determined its incremental borrowing rate based on the term and lease payments of the new operating lease and what it would normally pay to borrow, on a collateralized basis, over a similar term for an amount equal to the lease payments. Operating lease expense is recognized on a straight-line basis over the lease term.

In connection with the closing of the Merger, the Company assumed Conatus’ noncancelable operating lease agreement, as amended, for certain office space with a lease term that expired on September 30, 2020. Upon close of the Merger, the Company recognized a right-of-use asset and operating lease liability in the amount of $0.1 million and $0.2 million, respectively, related to the Conatus lease. Prior to the Merger, Conatus entered into a sub-lease agreement with a third-party to lease the whole office space for the remainder of the lease term. Sublease income was not material for all periods presented.

The Company leases certain office equipment that is classified as a finance lease. As of September 30, 2020, the weighted-average remaining term of the Company’s operating and finance lease was 11 years and 3.7 years, respectively.

The Company recognizes right-of-use assets and lease liabilities at the lease commencement date based on the present value of future minimum lease payments over the lease term. The discount rate used to determine the present value of the lease payments is the rate implicit in the lease unless that rate cannot be readily determined, in which case, the Company utilizes its incremental borrowing rate in determining the present value of the future minimum lease payments. As of September 30, 2020, the weighted-average discount rate for the Company’s operating and finance lease was 12.2% and 10.0%, respectively.

The Company does not record leases with an initial term of 12 months or less on the consolidated balance sheets. Expense for these short-term leases is recognized on a straight-line basis over the lease term. The Company has elected the practical expedient to combine lease and non-lease components into a single component for all classes of underlying assets.

Future minimum payments of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Lease
2020 (remaining 3 months)	$60	$3
2021	616	10
2022	757	10
2023	780	10
2024	803	5
Thereafter	6,010	—

Total minimum lease payments	9,026	38
Less: imputed interest	(4,277)	(5)

Total future minimum lease payments	4,749	33
Less: current obligations under leases	—	(8)

Noncurrent lease obligations	$4,749	$25

Litigation and Legal Matters

The Company is subject to claims and legal proceedings that arise in the ordinary course of business. Such matters are inherently uncertain, and there can be no guarantee that the outcome of any such matter will be decided favorably to the Company or that the resolution of any such matter will not have a material adverse effect upon the Company’s consolidated financial statements. The Company does not believe that any of such pending claims and legal proceedings will have a material adverse effect on its consolidated financial statements.

The Company has entered into numerous financing arrangements with Lordship Ventures Histogen Holdings LLC (“Lordship”), a related party (See Note 11). During subsequent financing events, Lordship asserted that it has certain rights and that are, in some cases, detrimental to other existing or future investors in the Company. Although the Company believes it has no further obligation to Lordship with respect to prior financing arrangements, there is no guarantee that, if requested, concessions will not be granted or that disputes will not arise with Lordship in the future.

16. Commitments and Contingencies

The Company is subject to claims and legal proceedings that arise in the ordinary course of business. Such matters are inherently uncertain, and there can be no guarantee that the outcome of any such matter will be decided favorably to the Company or that the resolution of any such matter will not have a material adverse effect upon the Company’s consolidated financial statements. The Company does not believe that any of such pending claims and legal proceedings will have a material adverse effect on its consolidated financial statements.

The Company has entered into numerous financing arrangements with Lordship, a related party. During subsequent financing events, Lordship asserted that it has certain rights and that are in some cases detrimental to other existing or future investors in the Company. Although the Company believes it has no further obligation to Lordship with respect to prior financing arrangements, there is no guarantee that, if requested, concessions will not be granted or that disputes will not arise with Lordship in the future.

Predecessor Company [Member]
Commitments
11.	Commitments

Leases

The Company determines if an arrangement is a finance lease, operating lease or short-term lease at inception, or as applicable, and accounts for the arrangement under the relevant accounting literature. Currently, the Company is only party to a non-cancelable office space operating lease and short-term lease arrangements. Under the relevant guidance, the Company recognizes operating lease ROU assets and liabilities based on the present value of the future minimum lease payments over the lease term at the commencement date, using the Company’s assumed incremental borrowing rate of 12%, and amortizes the ROU assets and liabilities over the lease term. Lease expense for operating leases is recognized on a straight-line basis over the lease term. The Company’s short-term leases are not subject to recognition of an ROU asset or liability or straight-line lease expense requirements.

In February 2014, the Company entered into a noncancelable operating lease agreement (the Lease) for certain office space with a lease term from July 2014 through December 2019 and a renewal option for an additional five years. In May 2015, the Company entered into a first amendment to the Lease (the First Lease Amendment) for additional office space starting in September 2015 through September 2020. The First Lease Amendment also extended the term of the Lease to September 2020. The monthly base rent under the Lease and the First Lease Amendment increases approximately 3% annually from approximately $33,000 in 2015 to approximately $39,000 in 2020.

In December 2019, the Company agreed to sublet the office space, in two phases, under the Lease through September 30, 2020, the reminder of the lease term. As the amounts to be received under the sublease agreement were less than the Company’s remaining payment obligations under the Lease, an impairment loss of $50,000 was recorded on the ROU asset, representing the excess of the carrying value of the ROU asset over its fair value.

As of December 31, 2019, the Company’s ROU assets and liabilities related to the Lease and the First Lease Amendment are as follows (in thousands):

ROU assets (included in other assets)	$221

Current portion of lease liabilities	$338

Total lease liabilities	$338

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded in the balance sheet as of December 31, 2019 (in thousands):

Total lease payments	$351
Present value adjustment	(13)

Total lease liabilities	$338

Rent expense was as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Operating lease	$378	$378	$378
Short-term leases	68	27	—

Total	$446	$405	$378

Other Commitments

In July 2010, the Company entered into a stock purchase agreement with Pfizer, pursuant to which the Company acquired all of the outstanding stock of Idun Pharmaceuticals, Inc., which was subsequently spun off to the Company’s stockholders in January 2013. Under the stock purchase agreement, the Company may be required to make payments to Pfizer totaling $18.0 million upon the achievement of specified regulatory milestones.